Financial and capital risk management - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - Not Designated As Hedging Instruments [Member] - USD ($)
$ in Millions
		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		$ 563	$ (270)	$ 755	$ 591
Financial settlement inflows outflows		134	(42)	172	(118)
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		558	(288)	774	575
Financial settlement inflows outflows	[1]	113	45	130	51
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		4	26	(21)	34
Financial settlement inflows outflows		21	(87)	42	(169)
Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		144	(121)	188	269
Financial settlement inflows outflows		(4)	(17)	(8)	(43)
Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		23	(11)	30	66
Financial settlement inflows outflows		2	8	3	11
Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		376	(163)	538	198
Financial settlement inflows outflows		98	54	118	84
Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		2	7	5	42
Financial settlement inflows outflows	[1]	4		4	(1)
Forwards [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		13		13
Financial settlement inflows outflows	[1]	13		13
Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		4	10	(20)	25
Financial settlement inflows outflows		1	6	3	9
Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement			16	(1)	9
Financial settlement inflows outflows		20	(93)	39	(178)
Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		$ 1	$ (8)	$ 2	$ (18)

[1]	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.